Financial assets	12 Months Ended
Dec. 31, 2025
Financial assets
Financial assets

24.Financial assets

The details of financial assets as of 31 December 2025 and 2024 are as follows:

	31 December 2025		31 December 2024
	Non-		Non-
	current	Current	current	Current
Fair value through profit or loss	8,620,841	2,485,526	7,803,449	4,677,683
- Investment funds (*)	8,620,841	2,485,526	7,803,449	—
- Currency protected time deposits	—	—	—	4,677,683
Fair value through other comprehensive income	29,152,733	9,524,555	15,513,584	2,933,859
- Listed debt securities (**)	29,152,733	9,524,555	15,513,584	2,933,859
Amortized cost	—	2,148,886	—	1,395,180
- Time deposits with maturity of more than three months	—	2,148,886	—	1,395,180
	37,773,574	14,158,967	23,317,033	9,006,722
(*)

Investment funds mainly consist of money market funds and Turkcell Venture Capital Investment Fund (GSYF), established by Re-Pie Portfolio Management Inc., as well as the shares and financial assets related to this fund. These funds are measured at fair value, and the corresponding changes in value are recognized in profit or loss.

(**)	Listed debt securities are classified as financial assets at fair value through other comprehensive income.

	Fair Values
	31 December	31 December	Fair value
	2025	2024	hierarchy	Valuation technique
Financial assets at fair value through other comprehensive income	38,677,288	18,447,443	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	10,602,314	7,104,182	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	—	4,677,683	Level 2	Forward exchange rates at the reporting date
Financial assets at fair value through profit or loss	504,053	699,267	Level 3	Pricing models based on discounted cash flow
	49,783,655	30,928,575

24.Financial assets (continued)

The movement of the financial assets which is shown in Level 3 are as follows:

	31 December	31 December
	2025	2024
Opening balance	699,267	867,759
Addition	71,891	190,760
Disposal	—	(124,465)
Remeasurement recognised in profit or loss	(260,217)	(189,231)
Monetary gain/(loss)	(6,888)	(45,556)
Closing balance	504,053	699,267

As of 31 December 2025, and 2024, the notional and fair value amounts of listed debt securities are as follows:

31 December 2025
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
USD	100,000	4,404,161	Indefinite
USD	69,135	3,709,651	17 August 2031
TRY	2,914,000	3,227,414	10 February 2027
TRY	2,400,000	2,548,556	12 September 2029
USD	50,000	2,295,357	31 July 2030
USD	46,500	2,225,938	16 October 2028
USD	50,000	2,206,618	13 August 2026
USD	50,000	2,205,265	22 July 2026
USD	50,000	2,174,117	5 April 2026
TRY	1,500,000	1,621,220	27 September 2034
USD	35,000	1,584,491	26 February 2035
EUR	24,500	1,375,937	21 May 2030
USD	30,000	1,374,649	4 February 2030
EUR	23,945	1,244,558	14 September 2026
USD	22,500	1,020,877	12 November 2026
USD	21,000	937,916	Indefinite
USD	20,000	892,514	Indefinite
EUR	15,000	755,646	31 October 2035
USD	11,500	535,734	5 October 2034
USD	11,000	518,575	16 January 2029
USD	10,000	475,348	17 January 2034
USD	7,421	411,330	14 September 2027
TRY	250,000	258,297	8 November 2028
EUR	5,000	251,908	28 January 2026
EUR	3,000	154,286	1 April 2026
EUR	2,500	128,220	8 October 2026
TRY	100,000	92,968	16 March 2026
TRY	50,000	45,737	17 April 2026
Total listed debt securities		38,677,288

24.Financial assets (continued)

As of 31 December 2025, and 2024, the notional and fair value amounts of listed debt securities are as follows: (continue)

31 December 2025
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
USD	113,235	4,853,525	Indefinite
EUR	50,000	2,522,660	Indefinite
EUR	50,000	2,268,762	Indefinite
TRY	116,497	255,508	Indefinite
USD	5,000	216,764	15 March 2026
USD	4,992	213,952	19 November 2027
TRY	174,131	174,131	Indefinite
USD	2,006	85,975	24 February 2027
TRY	2,144	8,655	1 January 2090
TRY	769	2,132	Indefinite
TRY	134	134	Indefinite
TRY	117	116	Indefinite
Total investment funds		10,602,314

31 December 2024
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
USD	135,000	6,168,766	15 May 2034
USD	54,500	2,760,739	16 October 2028
TRY	988,000	1,450,591	12 August 2026
TRY	1,001,000	1,396,346	12 September 2029
EUR	24,500	1,289,686	21 May 2030
USD	22,500	1,116,306	12 November 2026
USD	20,000	946,948	23 January 2025
USD	15,000	740,589	1 October 2025
USD	13,000	613,384	12 December 2025
USD	11,500	557,994	5 October 2034
USD	11,000	544,520	16 January 2029
USD	10,000	463,994	3 December 2025
USD	4,500	228,637	19 October 2028
USD	3,620	168,943	31 March 2025
Total listed debt securities		18,447,443

As of 31 December 2024, the notional and fair value amounts of currency protected time deposits are as follows:

31 December 2024
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TRY	1,644,192	2,885,065	25 April 2025
TRY	505,259	851,078	26 February 2025
TRY	246,418	417,007	21 February 2025
TRY	155,895	262,354	28 February 2025
TRY	155,646	262,179	27 February 2025
Total currency protected time deposits		4,677,683

24.Financial assets (continued)

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December	31 December
	2025	2024
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	714,892	132,109
Related to financial assets, tax effect	(178,723)	(33,027)
	536,169	99,082